ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES
Schedule of accrued expenses

	2020	2021
Operation, maintenance, and telecommunication service	8,455	8,978
Salaries and benefits	3,399	4,180
General, administrative, and marketing expenses	2,255	2,583
Interest and bank charges	156	144
Total	14,265	15,885